GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Tables)	12 Months Ended
Dec. 31, 2019
Gain (Loss) on Disposition of Assets [Abstract]
Gains on sale of assets and termination of charters

The Company has recorded gains/losses on sale of assets and termination of charters as follows:

	Year ended December 31,
(in thousands of $)	2019	2018	2017
Loss on sale of vessels	—	(2,578)	(1,699)
Gain on termination of charters	—	—	2,823
Total Gain/(loss) on sale of assets and termination of charters	—	(2,578)	1,124